CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income (loss)	$ 11,395	$ 4,782	$ (864)
Adjustments required to reflect cash flows from operations:
Depreciation and amortization	1,551	1,422	1,233
Change in inventories	(2,584)	(3,100)	(202)
Change in accounts receivable	(6,965)	(3,806)	(3,892)
Change in accounts payable and accruals	3,052	3,590	853
Share in profits of equity investee	(491)	(186)	(36)
Share-based compensation expense	1,109	267	343
Gain on sale of property, plant and equipment	(3)
Change in other non-current assets	49	9	94
Change in retirement benefits obligation	277	45	96
Net cash provided by (used in) operating activities	7,390	3,023	(2,375)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, plant and equipment	(4,885)	(1,248)	(1,515)
Long-term deposits	10	16	(12)
Proceeds from the sale of property, plant and equipment	6
Change in funds in respect of retirement benefits obligation	(156)	(46)	(56)
Net cash used in investing activities	(5,025)	(1,278)	(1,583)
CASH FLOWS FROM FINANCING ACTIVITIES:
Change in short-term loans	(1,000)	(4,600)	2,400
Repayment of long-term bank loan	(700)	(700)	(700)
Proceeds from exercise of options by employees	8		48
Proceeds from exercise of warrants	1,340
Proceeds from initial public offering, net of issuance costs of $8.2 million	62,838
Proceeds from issuance of equity and warrants	6,850	1,497	5,017
Net cash (used in) provided by financing activities	69,336	(3,803)	6,765
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	71,701	(2,058)	2,807
BALANCE OF CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	2,729	4,787	1,980
BALANCE OF CASH AND CASH EQUIVALENTS AT END OF YEAR	74,430	2,729	4,787
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest paid	385	544	540
Income taxes paid, net of refunds	161	135	128
Supplementary information on financing and investing activities not involving cash flows
Amount included in trade payables in respect of acquisition of property, plant and equipment	$ 632	$ 563	$ 191